Additional disclosures in respect of guaranteed securities - Balance Sheet (Details) - GBP (£) £ in Millions	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016	Mar. 31, 2015
Non-current assets
Goodwill	£ 5,444		£ 6,096	[1]
Other intangible assets	899		923	[1]
Property, plant and equipment	39,853		39,825	[1]
Other non-current assets	115		69	[1]
Non-current receivables due from related parties	0		0
Pension assets	1,409		603	[1]
Financial and other investments	3,067		3,183
Derivative financial assets	1,319		1,567	[1]
Total non-current assets	52,106		52,266	[1]
Current assets
Inventories and current intangible assets	341		403	[1]
Trade and other receivables	2,798		2,728	[1]
Current tax assets	114		317	[1]
Amounts owed by subsidiary undertakings	0		0
Financial and other investments	2,694		8,741	[1]	£ 2,998
Derivative financial assets	405		246	[1]
Cash and cash equivalents	329		1,139	[1]	127
Total current assets	6,681		13,574	[1]
Total assets	58,787		65,840	[1]
Current liabilities
Borrowings	(4,447)		(5,496)	[1]
Derivative financial liabilities	(401)		(1,147)	[1]
Trade and other payables	(3,453)		(3,345)	[1]
Amounts owed to subsidiary undertakings	0		0
Current tax liabilities	(123)		(107)	[1]
Provisions	(273)		(416)	[1]
Total current liabilities	(8,697)		(10,511)	[1]
Non-current liabilities
Borrowings	(22,178)		(23,142)	[1]
Derivative financial liabilities	(660)		(1,246)	[1]
Other non-current liabilities	(1,317)		(1,370)	[1]
Amounts owed to subsidiary undertakings	0		0
Deferred tax liabilities	(3,636)		(4,479)	[1]
Pensions and other post-retirement benefit obligations	(1,672)		(2,536)	[1]
Provisions	(1,779)		(2,172)	[1]
Total non-current liabilities	(31,242)		(34,945)	[1]
Total liabilities	(39,939)		(45,456)	[1]
Net assets	18,848		20,384	[1]
Equity
Share capital	452		449	[1]
Share premium account	1,321		1,324	[1]
Retained earnings	21,599		22,582	[1]
Other equity reserves	(4,540)		(3,987)	[1]	(4,523)	£ (4,682)
Total shareholders’ equity	18,832		20,368	[1]
Non-controlling interests	16		16	[1]
Equity	18,848	[2]	20,384	[1]	£ 13,565	£ 11,974
National Grid plc
Non-current assets
Goodwill	0		0
Other intangible assets	0		0
Property, plant and equipment	0		0
Other non-current assets	0		0
Non-current receivables due from related parties	350		342
Pension assets	0		0
Financial and other investments	21,708		17,689
Derivative financial assets	18		149
Total non-current assets	22,076		18,180
Current assets
Inventories and current intangible assets	0		0
Trade and other receivables	1		0
Current tax assets	0		0
Amounts owed by subsidiary undertakings	11,254		12,734
Financial and other investments	938		5,471
Derivative financial assets	308		202
Cash and cash equivalents	0		1,090
Total current assets	12,501		19,497
Total assets	34,577		37,677
Current liabilities
Borrowings	(781)		(1,120)
Derivative financial liabilities	(187)		(533)
Trade and other payables	(62)		(46)
Amounts owed to subsidiary undertakings	(11,809)		(12,012)
Current tax liabilities	0		(3)
Provisions	0		0
Total current liabilities	(12,839)		(13,714)
Non-current liabilities
Borrowings	(773)		(1,262)
Derivative financial liabilities	(41)		(272)
Other non-current liabilities	0		0
Amounts owed to subsidiary undertakings	(2,091)		(2,058)
Deferred tax liabilities	(1)		(3)
Pensions and other post-retirement benefit obligations	0		0
Provisions	0		0
Total non-current liabilities	(2,906)		(3,595)
Total liabilities	(15,745)		(17,309)
Net assets	18,832		20,368
Equity
Share capital	452		449
Share premium account	1,321		1,324
Retained earnings	21,599		22,582
Other equity reserves	(4,540)		(3,987)
Total shareholders’ equity	18,832		20,368
Non-controlling interests	0		0
Equity	18,832		20,368
Niagara Mohawk Power Corporation
Non-current assets
Goodwill	691		763
Other intangible assets	3		0
Property, plant and equipment	6,148		6,553
Other non-current assets	3		5
Non-current receivables due from related parties	0		0
Pension assets	231		223
Financial and other investments	30		31
Derivative financial assets	2		2
Total non-current assets	7,108		7,577
Current assets
Inventories and current intangible assets	36		38
Trade and other receivables	515		494
Current tax assets	0		0
Amounts owed by subsidiary undertakings	130		505
Financial and other investments	15		29
Derivative financial assets	7		13
Cash and cash equivalents	4		4
Total current assets	707		1,083
Total assets	7,815		8,660
Current liabilities
Borrowings	(51)		(55)
Derivative financial liabilities	(36)		(42)
Trade and other payables	(318)		(311)
Amounts owed to subsidiary undertakings	0		0
Current tax liabilities	(202)		(156)
Provisions	(23)		0
Total current liabilities	(630)		(564)
Non-current liabilities
Borrowings	(2,087)		(2,345)
Derivative financial liabilities	(18)		(26)
Other non-current liabilities	(281)		(324)
Amounts owed to subsidiary undertakings	0		0
Deferred tax liabilities	(626)		(1,178)
Pensions and other post-retirement benefit obligations	(765)		(889)
Provisions	(248)		(298)
Total non-current liabilities	(4,025)		(5,060)
Total liabilities	(4,655)		(5,624)
Net assets	3,160		3,036
Equity
Share capital	133		149
Share premium account	2,194		2,431
Retained earnings	830		456
Other equity reserves	3		0
Total shareholders’ equity	3,160		3,036
Non-controlling interests	0		0
Equity	3,160		3,036
British Transco Finance Inc.
Non-current assets
Goodwill	0		0
Other intangible assets	0		0
Property, plant and equipment	0		0
Other non-current assets	0		0
Non-current receivables due from related parties	0		239
Pension assets	0		0
Financial and other investments	0		0
Derivative financial assets	0		0
Total non-current assets	0		239
Current assets
Inventories and current intangible assets	0		0
Trade and other receivables	0		0
Current tax assets	0		0
Amounts owed by subsidiary undertakings	220		6
Financial and other investments	0		0
Derivative financial assets	0		0
Cash and cash equivalents	0		0
Total current assets	220		6
Total assets	220		245
Current liabilities
Borrowings	(218)		(5)
Derivative financial liabilities	0		0
Trade and other payables	0		0
Amounts owed to subsidiary undertakings	0		0
Current tax liabilities	0		0
Provisions	0		0
Total current liabilities	(218)		(5)
Non-current liabilities
Borrowings	0		(239)
Derivative financial liabilities	0		0
Other non-current liabilities	0		0
Amounts owed to subsidiary undertakings	0		0
Deferred tax liabilities	0		0
Pensions and other post-retirement benefit obligations	0		0
Provisions	0		0
Total non-current liabilities	0		(239)
Total liabilities	(218)		(244)
Net assets	2		1
Equity
Share capital	0		0
Share premium account	0		0
Retained earnings	2		1
Other equity reserves	0		0
Total shareholders’ equity	2		1
Non-controlling interests	0		0
Equity	2		1
National Grid Gas plc
Non-current assets
Goodwill	0		0
Other intangible assets	107		125
Property, plant and equipment	4,433		4,358
Other non-current assets	94		9
Non-current receivables due from related parties	3,426		3,426
Pension assets	412		45
Financial and other investments	101		95
Derivative financial assets	591		813
Total non-current assets	9,164		8,871
Current assets
Inventories and current intangible assets	22		20
Trade and other receivables	276		360
Current tax assets	0		0
Amounts owed by subsidiary undertakings	708		1,965
Financial and other investments	863		1,835
Derivative financial assets	46		51
Cash and cash equivalents	271		(9)
Total current assets	2,186		4,222
Total assets	11,350		13,093
Current liabilities
Borrowings	(675)		(833)
Derivative financial liabilities	(68)		(185)
Trade and other payables	(347)		(342)
Amounts owed to subsidiary undertakings	(624)		(2,151)
Current tax liabilities	(26)		(9)
Provisions	(66)		(184)
Total current liabilities	(1,806)		(3,704)
Non-current liabilities
Borrowings	(3,635)		(3,879)
Derivative financial liabilities	(157)		(234)
Other non-current liabilities	(181)		(204)
Amounts owed to subsidiary undertakings	(500)		(756)
Deferred tax liabilities	(441)		(369)
Pensions and other post-retirement benefit obligations	0		0
Provisions	(129)		(104)
Total non-current liabilities	(5,043)		(5,546)
Total liabilities	(6,849)		(9,250)
Net assets	4,501		3,843
Equity
Share capital	45		45
Share premium account	204		204
Retained earnings	2,929		2,268
Other equity reserves	1,323		1,326
Total shareholders’ equity	4,501		3,843
Non-controlling interests	0		0
Equity	4,501		3,843
Other subsidiaries
Non-current assets
Goodwill	4,753		5,333
Other intangible assets	789		798
Property, plant and equipment	29,272		28,914
Other non-current assets	18		55
Non-current receivables due from related parties	2,593		2,576
Pension assets	766		335
Financial and other investments	12,340		12,429
Derivative financial assets	708		603
Total non-current assets	51,239		51,043
Current assets
Inventories and current intangible assets	283		345
Trade and other receivables	2,006		1,874
Current tax assets	307		317
Amounts owed by subsidiary undertakings	11,253		12,083
Financial and other investments	878		1,406
Derivative financial assets	0		174
Cash and cash equivalents	54		54
Total current assets	14,781		16,253
Total assets	66,020		67,296
Current liabilities
Borrowings	(2,722)		(3,483)
Derivative financial liabilities	(66)		(581)
Trade and other payables	(2,726)		(2,646)
Amounts owed to subsidiary undertakings	(11,132)		(13,130)
Current tax liabilities	(88)		61
Provisions	(184)		(232)
Total current liabilities	(16,918)		(20,011)
Non-current liabilities
Borrowings	(15,683)		(15,417)
Derivative financial liabilities	(444)		(714)
Other non-current liabilities	(855)		(842)
Amounts owed to subsidiary undertakings	(3,778)		(3,769)
Deferred tax liabilities	(2,568)		(2,929)
Pensions and other post-retirement benefit obligations	(907)		(1,647)
Provisions	(1,402)		(1,770)
Total non-current liabilities	(25,637)		(27,088)
Total liabilities	(42,555)		(47,099)
Net assets	23,465		20,197
Equity
Share capital	182		182
Share premium account	9,032		8,033
Retained earnings	14,217		11,914
Other equity reserves	18		52
Total shareholders’ equity	23,449		20,181
Non-controlling interests	16		16
Equity	23,465		20,197
Consolidation adjustments
Non-current assets
Goodwill	0		0
Other intangible assets	0		0
Property, plant and equipment	0		0
Other non-current assets	0		0
Non-current receivables due from related parties	(6,369)		(6,583)
Pension assets	0		0
Financial and other investments	(31,112)		(27,061)
Derivative financial assets	0		0
Total non-current assets	(37,481)		(33,644)
Current assets
Inventories and current intangible assets	0		0
Trade and other receivables	0		0
Current tax assets	(193)		0
Amounts owed by subsidiary undertakings	(23,565)		(27,293)
Financial and other investments	0		0
Derivative financial assets	44		(194)
Cash and cash equivalents	0		0
Total current assets	(23,714)		(27,487)
Total assets	(61,195)		(61,131)
Current liabilities
Borrowings	0		0
Derivative financial liabilities	(44)		194
Trade and other payables	0		0
Amounts owed to subsidiary undertakings	23,565		27,293
Current tax liabilities	193		0
Provisions	0		0
Total current liabilities	23,714		27,487
Non-current liabilities
Borrowings	0		0
Derivative financial liabilities	0		0
Other non-current liabilities	0		0
Amounts owed to subsidiary undertakings	6,369		6,583
Deferred tax liabilities	0		0
Pensions and other post-retirement benefit obligations	0		0
Provisions	0		0
Total non-current liabilities	6,369		6,583
Total liabilities	30,083		34,070
Net assets	(31,112)		(27,061)
Equity
Share capital	(360)		(376)
Share premium account	(11,430)		(10,668)
Retained earnings	(17,978)		(14,639)
Other equity reserves	(1,344)		(1,378)
Total shareholders’ equity	(31,112)		(27,061)
Non-controlling interests	0		0
Equity	£ (31,112)		£ (27,061)

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).
[2]	Refer to note 7 for the effect of the share consolidation and the special dividend.